Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases
12	LEASES
Operating leases
The Group leases properties and other equipment that are classified as operating leases. The majority of the Group’s operating leases expire at various dates though 2036.
Future minimum operating lease payments as of December 31, 2020 are summarized as follow:

Years ending December 31,
2021	6,746
2022	6,860
2023	6,376
2024	5,600
2025	5,600
Thereafter	44,500

Total	75,682

Rental expenses were approximately RMB16,388, RMB12,958, and RMB14,825 for the years ended December 31, 2018, 2019 and 2020, respectively. The Group did not sublease any of its operating leases for the years presented.